USCF ETF TRUST

USCF GOLD STRATEGY PLUS INCOME FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2023 (unaudited)

Besides the following listed Commodity Futures Contracts and Written Call Options of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2023.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2023:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long(a)
United States Contracts
COMEX Gold 100 OZ Futures GC, December 2023 contracts	16	$3,103,840	Dec-23	$(118,080)	(4.0)%

The following Written Call Options of the Fund’s wholly-owned subsidiary were open at September 30, 2023:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Written Call Options	% of Total Net Assets
Written Call Options(b)
United States Contracts
COMEX Gold Futures Options, Call @ $2000,
(Premiums received $4,757)	(16)	$4,757	Oct-23	$(1,440)	(0.1)%
Total Investments
(Cost $(4,757))				$(119,520)	(4.1)%
Other Assets in Excess of Liabilities				3,037,274	104.1%
Total Net Assets				$2,917,754	100.0%

(a)	Collateral amounted to $256,920 on open commodity futures contracts.
(b)	Pledged as collateral for the trading of Commodity Futures Contracts.
Summary of Investments by Country^
United States	100.0%

Summary of Investments by Sector^
Gold	100.0%

^	As a percentage of total investments.